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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended March 31, 2011

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, May 13, 2011


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:  $46,806,744


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 March 2011



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 3M CO				   COM STOCK	 88579Y1010    196      2100  SH	DEFINED		    2100	0	0
 BAIDU INC 			   SPON ADR	 0567521085   5209     37800  SH	DEFINED	   01	   23600	0   14200
 BAIDU INC 			   SPON ADR	 0567521085   1971     14300  SH	DEFINED	   	   14300	0       0
 CHINA KANGHUI HLDGS		   SPON ADR	 16890V1008   4411    251900  SH	DEFINED	   01	  145300	0  106600
 CHINA KANGHUI HLDGS		   SPON ADR	 16890V1008   2598    148400  SH	DEFINED		  148400	0	0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040    258      6000  SH        DEFINED    01       6000        0       0
 COMPANIA DE MINAS BUENAVENTURA	       ADR	 2044481040    799     18600  SH	DEFINED		   18600	0	0
 CREDICORP LTD		            COM STOCK    G2519Y1084    367      3500  SH	DEFINED    01       3500        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084    787      7500  SH	DEFINED             7500        0       0
 CTRIP.COM INT'L 	        AMERICAN DEP SHS 22943F1003   2448     59000  SH        DEFINED    01          0        0   59000
 DEERE & CO			    COM STOCK	 2441591054     87	 900  SH	DEFINED		     900	0	0
 EXXON MOBIL CORP		    COM STOCK    30231G1022    177      2100  SH	DEFINED             2100        0	0
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   8747    285200  SH	DEFINED    01	  166900	0  118300
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   4947    161300  SH	DEFINED    	  161300	0       0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    572     23300  SH	DEFINED	   	   23300	0	0
 HDFC BANK LTD                  ADR REPS 3 SHS   40415F1012   4296     25280  SH        DEFINED    01      25280        0       0
 ICICI BK LTD			       ADR	 45104G1040    862     17300  SH	DEFINED    01	   17300	0	0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085    939     13100  SH	DEFINED    01	   13100	0	0
 INTL BUSINESS MACHINES CORP	   COM STOCK     4592001014    179	1100  SH	DEFINED		    1100	0	0
 MCDONALDS CORP			   COM STOCK	 5801351017    107	1400  SH	DEFINED		    1400	0	0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   2208     87630  SH        DEFINED    01      43830        0   43800
 MOBILE TELESYSTEMS OJSC	   SPON ADR	 6074091090    865     40750  SH	DEFINED		   40750	0	0
 NETEASE.COM INC		   SPON ADR      64110W1027    599     12100  SH        DEFINED    01      12100        0       0
 NEXTERA ENERGY INC		   COM STOCK	 65339F1012     66	1200  SH	DEFINED   	    1200	0	0
 POSCO                             SPON ADR      6934831099    299      2620  SH        DEFINED    01       2620        0	0
 TENARIS S.A.			       ADR	 88031M1099    297      6000  SH	DEFINED    01	    6000        0	0
 TENARIS S.A.			       ADR	 88031M1099    814     16450  SH	DEFINED    	   16450        0	0
 TRINA SOLAR LTD		   SPON ADR	 89628E1047    377     12500  SH	DEFINED		   12500	0	0
 VALE SA			ADR REPSTG PFD	 91912E2046    759     25700  SH	DEFINED    	   25700	0	0
 VERIZON COMMUNICATIONS INC	   COM STOCK	 92343V1044    100	2600  SH	DEFINED		    2600	0	0
 WUXI PHARMATECH INC		SPON ADR SHS	 9293521020    465     30100  SH	DEFINED	   01	   30100	0       0


